Significant Accounting Policies - Schedule of Concentration of Customers (Details) - Customer Concentration Risk [Member]		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		26.00%		10.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		45.00%		32.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		32.00%		18.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		12.00%		20.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk			[1]	34.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk			[1]	15.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk			[1]	14.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		10.00%		15.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk			[1]	12.00%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk			[1]	14.00%
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk	[1]
Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		15.00%			[1]
Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk	[1]
Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers [Line Items]
Percentage of concentration risk		13.00%			[1]

[1]	Less than 10%.